FINANCIAL LIABILTIES (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Schedule of financial liabilities

	As of
US$ MILLIONS	June 30, 2025	December 31, 2024
Current:
Interest rate swaps	$23	$32
Total current financial liabilities	$23	$32

Non-current:
Interest rate swaps	$6	$1
Total non-current financial liabilities	$6	$1
The following table provides a continuity schedule of outstanding exchangeable shares, class A.2 shares, class B shares, and class C shares along with our corresponding liability and remeasurement gains and losses. Exchangeable shares prior to the Arrangement refer to the exchangeable shares of BIHC, whereas exchangeable shares post the Arrangement refer to the exchangeable shares of our company:

	Exchangeable shares outstanding (Shares)	Class A.2 shares outstanding (Shares)	BIHC Class B shares outstanding (Shares)	Class C shares outstanding (Shares)(1)	Shares classified as financial liability (US$ Millions)
Balance at January 1, 2024	131,872,066	—	2	—	$4,153
Share issuance - BIPC exchangeable LP unit exchanges	199,066	—	—	—	6
Shares exchanged to units	(19,223)	—	—	—	—
Arrangement/reorganization(2)	(13,012,789)	13,012,789	1	11,117,660	8
Remeasurement of liability	—	—	—	—	477
Balance at December 31, 2024	119,039,120	13,012,789	3	11,117,660	$4,644
Share issuance - BIPC exchangeable LP unit exchanges	54,440	—	—	—	2
Shares exchanged to units	(42,111)	—	—	—	(1)
Remeasurement of liability	—	—	—	—	243
Balance at June 30, 2025	119,051,449	13,012,789	3	11,117,660	$4,888
1.Prior to the Arrangement, class C shares were classified as financial liabilities due to their cash redemption feature, but met certain qualifying criteria and were presented as equity. See Note 13, Equity. Following the Arrangement and upon consolidation of BIHC into our company, the class C shares are presented as financial liabilities.
2.The class C shares were remeasured to reflect the NYSE closing price of one unit, $32.00 per share, as of the Arrangement. Following the Arrangement, a $348 million return of capital was issued to the class C shareholders.